STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
General and administrative expenses	$ 3,291,721	$ 229,377
Franchise tax expenses	49,365	61,264
Total operating expenses	(3,341,086)	(290,641)
Other income (expense)
Change in fair value of derivative liabilities	8,422,340
Change in fair value of derivative liabilities		(24,193,170)
Financing costs - derivative liabilities		(970,840)
Net gain on investments held in Trust Account	96,140	78,522
Income (loss) before income tax expense	5,177,394	(25,376,129)
Income tax expense	12,871	4,749
Net income (loss)	$ 5,164,523	$ (25,380,878)
Class A Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted		35,891,064
Basic and diluted net income (loss) per share		$ 0.00
Non-redeemable Class A and Class B Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted	16,818,564	12,232,461
Basic and diluted net income (loss) per share	$ 0.31	$ (2.08)
Common Stock Subject to Mandatory Redemption [Member] | Class A Common Stock
Other income (expense)
Weighted average shares outstanding, basic and diluted	33,493,936
Basic and diluted net income (loss) per share	$ 0.00